RELATED PARTIES TRANSACTION	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
RELATED PARTIES TRANSACTION [Text Block]
10.	RELATED PARTIES TRANSACTION

For the nine months ended May 31, 2014, the Company was party to the following related party transactions:

•	Paid/accrued $49,500 (May 31, 2013: $45,000) to the President of the Company in consulting fees.
•	Paid/accrued $55,500 CAD (May 31, 2013: $49,500 CAD) in consulting fees to a company controlled by the CFO of the Company.
•	Paid $75,000 CAD (May 31, 2013: $Nil) in consulting fees to the Senior Business Development
•	As at May 31, 1014, $72,910 was payable to the officers/directors and the companies controlled by the officers/directors of the Company.
•	Director of Enertopia fell under the short swing rule and paid the Company $7,058.
•	See Note 8 and 9.

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.

9.	RELATED PARTIES TRANSACTION

For the year ended August 31, 2013, the Company was party to the following related party transactions:

  Paid /accrued $60,000 (August 31, 2012: $60,000) to the President of the Company in consulting fees.

  Paid/accrued $55,000 (August 31, 2012: $60,000) of consulting fees to a company controlled by a fomer Director/CEO of the Company.

  Paid/accrued $65,435 (August 31, 2012: $65,543) in consulting fees to a company controlled by the CFO of the Company.

  Paid /accrued $6,040 (August 31, 2012: $9,000) in consulting fee former CTO of the Company.

  Paid / accrued $110 (August 31, 2012: $9,375) in consulting fee to former Senior VP, Business Development.

  Included in accounts payable, $123,610 was payable to the President and a company controlled by a CFO of the Company.

  See Notes 5, 7, 9 and 11.

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.